Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences (Tables)	6 Months Ended
Jun. 30, 2020
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Gains or losses on financial assets and liabilities and exchange differences. Breakdown by Heading of the Balance Sheet.
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net. Breakdown by heading (Millions of Euros)
	June 2020	June 2019
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	229	67
Financial assets at amortized cost	106	15
Other financial assets and liabilities	123	53
Gains (losses) on financial assets and liabilities held for trading, net	187	173
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	129	98
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	205	(3)
Gains (losses) from hedge accounting, net	41	73
Subtotal gains (losses) on financial assets and liabilities	790	408
Exchange differences	316	134
Total	1,107	542

Gains or losses on financial assets and liabilities. Breakdown by nature of the Financial Instruments
Gains (losses) on financial assets and liabilities. Breakdown by instrument (Millions of Euros)
	June 2020	June 2019
Debt instruments	646	451
Equity instruments	(1,374)	764
Trading derivatives and hedge accounting	1,384	(653)
Loans and advances to customers	119	92
Customer deposits	(9)	32
Other	25	(277)
Total	790	408